UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                      FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:       September 30, 1999

Institutional Investment Manager Filing this Report:

Name:      Halcyon/Alan B. Slifka Management Co. LLC
Address:   477 Madison Avenue
           8th Floor
           New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9415
Signature, Place and Date of Signing:
    James R. Pasquarelli       New York, NY       September 30, 1999

Report Type:

[ X ]   13F HOLDINGS REPORT

[   ]   13F NOTICE

[   ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Value Total:  $733,737

List of Other Included Managers:

NONE

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Halcyon/Alan B. Slifka Mgmt. Co.
13F Report
September 30, 1999
(SEC USE ONLY)

ITEM 1                              ITEM 2    ITEM 3    ITEM 4   ITEM 5    ITEM 6           ITEM 7 ITEM 8
                                                                           INVESTMENT              VOTING AUTHORITY
                                                                           DISCRETION
NAME OF ISSUER                      TITLE OF 	CUSIP	    VALUE	   SHARES OR	(A)	 (B)	   (C)	 MANA-	 (A)	 (B)	   (C)
                                    CLASS	    NUMBER	   (X$1000) PRIN. AMT	SOLE	SHARED NONE	GERS 	 SOLE	SHARED	NONE

Ameritech Corp.	                    COMMON	   30954101	  60,251    902,630   	  X	     X		           902,630
Anacomp Inc - New	                  COMMON	   32371106	   7,224    438,672   	  X	     X		           438,672
Asarco Inc.	                        COMMON	   43413103	  35,236  1,305,028  		  X 	    X		         1,305,028
Abraxas Petroleum Corp.	            COMMON	   3830106	      411 	  187,880  	   X	     X		           187,880
Alza Corp.	                         COMMON	   22615108	  41,358    966,020  	   X 	    X		           966,020
Bonneville Pacific	                 COMMON	   98904105	   1,346    210,296      X	     X		           210,296
Cogeneration Corp of Amer.form.NRGG COMMON 	  19238M105 	 2,832    117,079      X	     X		           117,079
CPI Corp.	                          COMMON	   125902106	  8,765    256,388      X	     X		           256,388
Case Corp.	                         COMMON	   14743R103	  3,568     71,632  	   X	     X 		           71,632
Carriage Services	                  COMMON	   143905107	      1 	      100 		   X	     X		               100
Century Comm. Corp.	                COMMON	   156503104	  3,606     79,043  	   X 	    X		            79,043
Cyprus Amax Minerals Co.	           COMMON	   232809103	 24,470  1,246,892  	 	 X 	    X		         1,246,892
DuPont  ElDe Nemours & Co.	         COMMON	   263534109	  1,046     17,291 	    X 	    X		            17,291
Data General Corp.	                 COMMON	   237688106	  7,438    353,125  		  X	     X		           353,125
Delta & Pine Land Co.	              COMMON	   247357106	  4,255    164,435 		   X	     X		           164,435
Elbit Limited	                      COMMON	   284275104	  4,914    381,708  		  X	     X		           381,708
Exxon Corporation	                  COMMON	   302290101	  3,650     48,028 		   X	     X		            48,028
Forte Software Inc.	                COMMON	   349546101	 11,791    428,750 		   X	     X		           428,750
Fuisz Tech Ltd.	                    COMMON	   359536109	    907 	  143,696  		  X 	    X		           143,696
Global Crossing	                    COMMON	   G3921A100	  2,196     84,753 		   X	     X		            84,753
Global Light Telecoms	              COMMON	   37934X100	  3,837    376,623 		   X	     X		           376,623
GTS Inc.	                           COMMON	   37936U104	  7,564    383,600 		   X	     X		           383,600
Guarantee Life Cos. Inc.	           COMMON	   400740106	     10 	      328 		   X	     X 		              328
Int'l Network Services	             COMMON	   460053101	 29,260    538,116 		   X	     X		           538,116
Iridium World Comm. Cl. A	          COMMON	   G49398105	    130 	   42,881 		   X	     X		            42,881
Jones Intercable Class A	           COMMON	   480206200	  1,054     19,497 	  	 X	     X		            19,497
King World Productions              COMMON	   495667107	  7,672    204,586 	 	  X 	    X		           204,586
LADD Furniture Inc.	                COMMON	   505739201	    152 	    7,182 		   X	     X		             7,182
Life USA Holding Inc.	              COMMON	   531918209	  1,119     54,231  		  X	     X		            54,231
Lone Star Ind.	                     COMMON	   542290408	 26,556    532,452  		  X 	    X		           532,452
MacMillan Bloedel Ltd.	             COMMON	   554783208	    990 	   63,101  		  X 	    X		            63,101
Media General Inc. Cl. A            COMMON	   584404107	 17,926    349,782 		   X	     X		           349,782
MediaOne	                           COMMON	   58440J104	 48,274    706,666  		  X	     X		           706,666
MFN Financial Corp	                 COMMON   	55272N104	     49 	    4,430  	   X	     X		             4,430
Nalco Chemical Co.	                 COMMON   	629853102	 42,447    840,539 	    X	     X		           840,539
Network Computing Devices	          COMMON	   64120N100	    976 	  216,902  	 	 X 	    X		           216,902
Nielsen Media Research	             COMMON	   653929307	 25,569    687,559 		   X	     X 		          687,559
Novacare Inc.	                      COMMON	   669930109	  1,101    926,976 		   X	     X		           926,976
Olsten Corp.	                       COMMON	   681385100	 25,939  2,485,166  		  X 	    X		         2,485,166
Omnipoint Corp.	                    COMMON	   68212D102	    403 	    7,218  		  X 	    X		             7,218
Orion Capital Corp.	                COMMON	   686268103	 43,352    915,073 		   X	     X		           915,073
Outdoor Systems Inc.	               COMMON	   690057104	 10,177    284,681 		   X	     X		           284,681
Periphonics Corp.	                  COMMON	   714005105	    900 	   28,683  		  X	     X		            28,683
Pioneer Hi-Bred	                    COMMON	   723686101	 43,190  1,088,243  		  X	     X 		        1,088,243
Pool Energy Services Co.	           COMMON	   732788104	  8,036    326,320 		   X	     X		           326,320
Premark Int'l.	                     COMMON	   740459102	 17,020    337,036  		  X	     X		           337,036
Reynolds Metals Co.	                OPTIONS	  761763101	  8,551    141,636   	  X 	    X		           141,636
Republic NY Corp.	                  OPTIONS	  760719104	 14,113    229,714  		  X 	    X		           229,714
Sequent Computer Systems Inc.	      COMMON	   817338106	 11,600    644,433 		   X	     X		           644,433
Service Corp. Int'l.	               COMMON	   817565104	      1 	      100 		   X	     X		               100
Skytel Comm. Inc.	                  COMMON	   83087Q104	  7,778    424,722  	   X	     X		           424,722
Smart Modular Tech. Inc.	           COMMON	   831690102	  5,757    169,020  		  X	     X		           169,020
Stanford Communications	            COMMON	   854402104	  2,406     75,623  		  X	     X		            75,623
Stewart Enterprises	                COMMON	   860370105	      1 	      100 		   X	     X		               100
Total Fina ADR	                     COMMON	   89151E109	  1,903     30,000 		   X	     X		            30,000
Trans World Entertainment Corp.     COMMON	   89336Q100	 10,804    851,573  		  X 	    X		           851,573
Transaction Network	                COMMON	   893414102	 16,680    424,956  		  X	     X		           424,956
Unitrode Corp.	                     COMMON	   913283107	  2,812     66,943 		   X	     X		            66,943
Viasoft, Inc.                      	COMMON	   92552U102	  4,728    550,185 		   X	     X		           550,185
World Color Press, Inc.            	COMMON	   981443104	 41,700  1,119,458  		  X	     X		         1,119,458
Wyman Gordon Co.                   	COMMON	   983085101	  3,056    163,533 		   X	     X		           163,533
Case Corp.  PUT JAN 40	             OPTIONS	  14743R9MH	    252 	    1,679  		  X 	    X		             1,679
Case Corp.  CALL JAN 50	            OPTIONS	  14743R9AJ	    376 	    1,113 		   X	     X		             1,113
DuPont ElDe Nemours & Co.PUT OCT 87 OPTIONS	  2635349OP	  2,257       	864 		   X	     X		               864
Frontier Corp CALL OCT 55          	OPTIONS	  35906P9JK	    379 	    1,686 		   X 	    X		             1,686
Global Crossing PUT OCT 35         	OPTIONS	  G3921A9VG	    742 	      848 		   X	     X		               848
Iridium Options PUT OCT 15         	OPTIONS	  G493989VC	  1,203       	953 		   X	     X		               953
Orion Capital Corp. CALL NOV 40	    OPTIONS	  6862689KH	     45 	       55 		   X 	    X		                55
Orion Capital Corp. CALL NOV 45    	OPTIONS	  6862689KI	    108 	      271 		   X  	   X		               271
Phelps Dodge Corp.  CALL OCT 55	    OPTIONS	  7172659JK	     19 	      103 		   X	     X		               103
S&P 500 Options   PUT NOV 1225	     OPTIONS	  9VE	          535 	      910 		   X	     X		               910
S&P 500 Options   PUT NOV 1225	     OPTIONS	  9WE	        1,302        592 		   X 	    X	 	              592
S&P 500 Options   PUT OCT 1275	     OPTIONS	  9VO	        1,558       	910 		   X	     X		               910
Total Fina ADR   PUT OCT 72 15/64  	OPTIONS	  89151E9OP	    284 	      300 		   X	     X		               300
Worldcom Inc.   PUT OCT 75         	OPTIONS	  98155K9VO	    511 	    1,168  		  X	     X		             1,168
Nebco Evans Pfd.	                   PREFERRED	U62922106	  1,591     44,805 	    X	     X		            44,805
Belle Casino  Warrants	             WARRANT	  78324118	       0 	    4,500  		  X 	    X		             4,500
Golden Ocean Group  Warrants	       WARRANT	  381138R16	      0 	    5,500 	 	  X	     X		             5,500
Lone Star Ind. Warrants	            WARRANT	  542290119	  1,717     21,266 		   X	     X		            21,266
			                                                     -------
                                                        733,737


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